Loss Per Share Attributable to Ordinary Shareholders - Schedule of Basic and Diluted Loss Per Share (Details) (10-K) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Loss	$ 1,127	$ 1,298	$ 2,714	$ 3,006	$ 5,067	$ 5,046
Weighted-average shares used in computing the loss per share attributable to ordinary shareholders, basic and diluted	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	100,000
Loss per share attributable to ordinary shareholders, basic and diluted	$ 1.13	$ 1.30	$ 2.71	$ 3.01	$ 5.07	$ 50.46